UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital QP, LP

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022

13F File Number: 028-13111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member of the General Partner
Phone:  (212) 421-7002

Signature, Place and Date of Signing:


/s/ Arthur Wrubel              New York, New York            November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

       Form 13F File Number           Name


       028-10713                      Wesley Capital Management, LLC
       -----------------------        --------------------------------


SK 22283 0001 1142492